INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes

	2017	2016
	(Unaudited)	(Unaudited)
Current
Federal	$—	—
State	8,000	13,000
Prior Year (over)/under Accrual
Federal income tax refund	(178,000)	30,000
Total Current Expense	(170,000)	43,000
Deferred Tax Benefit	—	(2,145,000)
Net Benefit from Income Taxes	$(170,000)	(2,102,000)